Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill, Transfers		$ 0
Intangible assets		$ 796,285	$ 915,483
Issuance of common stock in connection with business and asset acquisitions (in shares)		288,148
Shares of common stock issued in connection with acquisitions, value		$ 4,469	3,750	$ 22,462
Amortization expense for acquired technology and patents included in the cost of revenue		63,600	61,000	63,600
Amortization expense for customer relationships; trade names, trademarks, and other; and non-competition agreements included in operating expenses		104,630	109,063	$ 105,258
Licensed Technology
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets		80,500	76,800
Technology and patents
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets		206,478	232,430
Trade names, trademarks and other
Goodwill And Intangible Assets Disclosure [Line Items]
Intangible assets		$ 36,023	$ 45,256
Mobile to Enterprise Reporting Unit [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill, Transfers	$ 10,500
Dragon Consumer to Mobile Reporting Unit [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill, Transfers	$ 29,900